Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 1 - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 15, 2023	Oct. 03, 2023	Sep. 29, 2023	Dec. 31, 2022	Apr. 19, 2022	Feb. 23, 2022
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 1 [Line Items]
Common stock, shares authorized	250,000,000				250,000,000
Number of shares of common stock issued	22,841,975				15,724,957
Liquidation preference (in Dollars per share)							$ 0.00001
Par value (in Dollars per share)	$ 0.00001				$ 0.00001
Notes payable due (in Dollars)			$ 3.0
Preferred investment option price per share (in Dollars per share)	$ 0.5254				$ 1.52	$ 6.775
Preferred stock designated	5,709,935	2,696,729
Common Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 1 [Line Items]
Number of shares of common stock issued					10,000,000
Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 1 [Line Items]
Liquidation preference (in Dollars per share)	$ 0.00001
Preferred stock, shares							1,150,000
Series Seed Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 1 [Line Items]
Preferred stock, shares	1,150,000
Series Seed Convertible Preferred Stock [Member] | Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 1 [Line Items]
Preferred stock, shares	1,150,000
Series A Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 1 [Line Items]
Preferred stock, shares	10,000
Preferred stock, share issued			3,000
Liquidation per shares (in Dollars per share)	$ 1,000
Shares of common stock rate	19.99%
Series B Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 1 [Line Items]
Preferred stock, shares	2,700,000
Preferred stock designated		2,700,000
Series B Preferred Stock [Member] | Common Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 1 [Line Items]
Preferred stock designated	269,672,900
Series A Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 1 [Line Items]
Liquidation preference (in Dollars per share)	$ 0.00001				$ 0.00001
Preferred stock, shares	10,000				0
Preferred stock, share issued	3,000				0
Series A Convertible Preferred Stock [Member] | Preferred Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 1 [Line Items]
Preferred stock, shares				10,000
Preferred stock, share issued			3,000